Intangible Assets, Net - Schedule of Digital Asset (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Digital Asset [Line Items]
Cost	$ 396	$ 1,973
Impairment
Digital Assets	396	1,973
Bitcoin [Member]
Schedule of Digital Asset [Line Items]
Cost	214	894
Impairment
Digital Assets	214	894
Ethereum [Member]
Schedule of Digital Asset [Line Items]
Cost	182	709
Impairment
Digital Assets	$ 182	709
Stablecoin/USD Coin [Member]
Schedule of Digital Asset [Line Items]
Cost		284
Impairment
Digital Assets		284
Other [Member]
Schedule of Digital Asset [Line Items]
Cost		86
Impairment
Digital Assets		$ 86